Cash and cash equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [abstract]
Fair value of cash and cash equivalents	$ 2,756	$ 163
Undrawn borrowing facilities	3,000	2,565
Restricted cash and cash equivalents	210	210
Fair value of restricted cash and cash equivalents	$ 210	$ 210